Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Dec. 10, 2020	Oct. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Line Items]
Impairment of long lived assets held for use			$ 496	$ 0
Proceeds from redeemable convertible preferred stock			8,934	161,233	$ 0
Reduction in revenue			14,800
Performance obligations transaction price			11,000
Severance pay expense			2,000	1,700	$ 1,100
Deferred offering costs non current			374	0
Contract with customers liability recognized			283
Deferred Revenue			$ 3,500	$ 3,500
Section Four Hundred And One K Plan [Member]
Accounting Policies [Line Items]
Employer matching contribution percentage			4.00%	4.00%	4.00%
Employer matching contribution to retirement plan amount			$ 14	$ 31	$ 9
Memorandum Of Understanding With Magna International [Member]
Accounting Policies [Line Items]
Advances from customers and deferred revenues			$ 736
Israel [Member]
Accounting Policies [Line Items]
Severance pay percentage of monthly salary contribution to the fund			8.33%
In Case Registered As Public Company [Member] | Performance Based Milestone [Member] | Performance Based Agreement With Magna [Member]
Accounting Policies [Line Items]
Class of warrants or rights or rights excercisable into shares issuable in the future	7,023,865
Series C One Redeemable Convertible Preferred Shares [Member]
Accounting Policies [Line Items]
Temporary equity shares issued during the period new issues		943,148	2,699,114
Proceeds from redeemable convertible preferred stock		$ 8,934
Series C One Redeemable Convertible Preferred Shares [Member] | Memorandum Of Understanding With Magna International [Member]
Accounting Policies [Line Items]
Temporary equity shares issued during the period new issues	1,755,966
Proceeds from redeemable convertible preferred stock	$ 0
Series C One Redeemable Convertible Preferred Shares [Member] | In Case Not Registered As A Public Company [Member] | Performance Based Milestone [Member] | Performance Based Agreement With Magna [Member]
Accounting Policies [Line Items]
Class of warrants or rights or rights excercisable into shares issuable in the future	4,939,922